Derivative Instruments - Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Commodity derivatives - current	$ 5,330	$ 0	$ 247
Total assets	5,330
Liabilities
Commodity derivatives - current	(25,069)	(10,772)
Commodity derivatives - non-current	(27,462)	(7,383)	0
Series B Preferred Stock bifurcated derivative - non-current	(468)	(625)
Total derivative liabilities	(52,999)	(18,780)
Gross Fair Value
Assets
Commodity derivatives - current	27,707	1,079	556
Commodity derivatives - non-current	25,760	120	0
Total assets	53,467	1,199	556
Liabilities
Commodity derivatives - current	(47,446)	(11,851)	(2,164)
Commodity derivatives - non-current	(53,222)	(7,503)	0
Series B Preferred Stock bifurcated derivative - non-current	(468)	(625)
Total derivative liabilities	(101,136)	(19,979)
Total liabilities		(19,979)	(2,164)
Gross Amounts Offset
Assets
Commodity derivatives - current	(22,377)	(1,079)	(309)
Commodity derivatives - non-current	(25,760)	(120)	0
Total assets	(48,137)	(1,199)	(309)
Liabilities
Commodity derivatives - current	22,377	1,079	309
Commodity derivatives - non-current	25,760	120	0
Series B Preferred Stock bifurcated derivative - non-current	0	0
Total derivative liabilities	48,137	1,199
Total liabilities		1,199	309
Net Recognized Fair Value
Assets
Commodity derivatives - current	5,330	0	247
Commodity derivatives - non-current	0	0	0
Total assets	5,330	0	247
Liabilities
Commodity derivatives - current	(25,069)	(10,772)	(1,856)
Commodity derivatives - non-current	(27,462)	(7,383)	0
Series B Preferred Stock bifurcated derivative - non-current	(468)	(625)
Total derivative liabilities	$ (52,999)	(18,780)
Total liabilities		$ (18,780)	$ (1,856)